Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive income (CHF million)
Net income	2,324	2,965	1,685
Gains/(losses) on cash flow hedges	(20)	18	37
Foreign currency translation	2,287	(1,021)	(1,114)
Unrealized gains/(losses) on securities	12	(32)	(15)
Actuarial gains/(losses)	(1,253)	1,044	(50)
Net prior service cost	(63)	(95)	248
Other comprehensive income/(loss), net of tax	963	(86)	(894)
Comprehensive income/(loss)	3,287	2,879	791
Comprehensive income/(loss) attributable to noncontrolling interests	540	525	211
Comprehensive income/(loss) attributable to shareholders	2,747	2,354	580
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	1,092	1,021	1,238
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	2,238	(668)	(567)
Unrealized gains/(losses) on securities	0	(2)	2
Actuarial gains/(losses)	(109)	138	20
Net prior service cost	14	0	(2)
Other comprehensive income/(loss), net of tax	2,143	(532)	(547)
Comprehensive income/(loss)	3,235	489	691
Comprehensive income/(loss) attributable to noncontrolling interests	520	471	186
Comprehensive income/(loss) attributable to shareholders	2,715	18	505
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income (CHF million)
Net income	672	1,608	136
Gains/(losses) on cash flow hedges	(27)	2	7
Foreign currency translation	46	(1,566)	(685)
Unrealized gains/(losses) on securities	21	(16)	(45)
Actuarial gains/(losses)	167	(181)	39
Net prior service cost	0	0	1
Other comprehensive income/(loss), net of tax	207	(1,761)	(683)
Comprehensive income/(loss)	879	(153)	(547)
Comprehensive income/(loss) attributable to noncontrolling interests	94	163	(91)
Comprehensive income/(loss) attributable to shareholders	785	(316)	(456)
Bank
Comprehensive income (CHF million)
Net income	1,764	2,629	1,374
Gains/(losses) on cash flow hedges	(27)	2	7
Foreign currency translation	2,284	(2,234)	(1,252)
Unrealized gains/(losses) on securities	21	(18)	(43)
Actuarial gains/(losses)	58	(43)	59
Net prior service cost	14	0	(1)
Other comprehensive income/(loss), net of tax	2,350	(2,293)	(1,230)
Comprehensive income/(loss)	4,114	336	144
Comprehensive income/(loss) attributable to noncontrolling interests	614	634	95
Comprehensive income/(loss) attributable to shareholders	3,500	(298)	49
Group parent company
Comprehensive income (CHF million)
Net income	1,875	2,326	1,349
Gains/(losses) on cash flow hedges	7	16	30
Foreign currency translation	(1)	0	1
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	6	16	31
Comprehensive income/(loss)	1,881	2,342	1,380
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	1,881	2,342	1,380
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income (CHF million)
Net income	(1,315)	(1,990)	(1,038)
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	4	1,213	137
Unrealized gains/(losses) on securities	(9)	(14)	28
Actuarial gains/(losses)	(1,311)	1,087	(109)
Net prior service cost	(77)	(95)	249
Other comprehensive income/(loss), net of tax	(1,393)	2,191	305
Comprehensive income/(loss)	(2,708)	201	(733)
Comprehensive income/(loss) attributable to noncontrolling interests	(74)	(109)	116
Comprehensive income/(loss) attributable to shareholders	(2,634)	310	(849)